CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities:
Net income (loss)	$ (22,470,495)	$ (42,388,437)	$ (10,966,178)
Adjustments to reconcile net loss to net cash provided by Operating activities:
Share-based Compensation	2,240,512	3,068,213	5,575,877
Depreciation and amortization	1,697,700	2,105,158	2,039,791
Provision of allowance for doubtful accounts	(149,429)		(1,026,449)
(Gain) Loss from equity method investment	(470)	(97,820)	138,124
(Gain) Loss from short-term investments	72,755	(63,303)	(378,603)
Deferred taxes	(116,254)	(231,667)	(487,057)
Loss on disposal of property and equipment	854,160	124,696	144,135
Loss from impairment of intangible assets		291,817	1,111,149
Loss from impairment of goodwill			6,659,691
(Gain) Loss on the interest sold and retained noncontrolling investment	1,186,852	1,996,361	(20,567,699)
Changes in assets and liabilities:
Accounts receivable, others	1,774,118	4,896,250	(2,067,338)
Accounts receivable, margin clients	(9,600,921)	(515,614)	(3,188,904)
Prepaid expenses and other current assets	559,702	(1,105,245)	(1,856,549)
Trust bank balances held on behalf of customers	7,601,562	(5,987,800)	(19,148,934)
Rental deposits	138,485	15,652	(169,148)
Guarantee deposit funds	307,883	5,616,733	(1,049,046)
Amounts due from noncontrolling shareholders			(461,810)
Deferred revenue	(1,659,248)	3,517,988	349,113
Account payable	(6,473,854)	298,975	3,609,213
Accrued expenses and other current liabilities	(683,420)	(3,483,073)	1,573,833
Amounts due to customers for the trust bank balance held on their behalf	(7,601,562)	5,987,800	19,148,934
Income taxes payable	(392,551)	(951,595)	2,269,464
Net cash used in operating activities	(32,714,475)	(26,904,911)	(18,748,391)
Investing activities:
Purchase of property and equipment	(340,629)	(2,472,409)	(4,602,154)
Acquisition of businesses (net of cash acquired of nil, nil and nil for the years ended December 31, 2016, 2017 and 2018, respectively)			(424,437)
Proceeds from disposal of affiliates (Note 10)	4,950	1,576,467	23,836,195
Proceeds from transfer of equity method investment		350,181
Advances related to disposal of subsidiaries			(5,299,758)
Purchase of short-term investments	(8,995,273)	(71,492,241)	(326,196,271)
Proceeds from sales of short-term investments	9,437,363	87,946,966	309,564,065
Acquisition of cost method investment		(76,520)	(216,232)
Proceeds from disposal of fixed assets			19,671
Net cash provided by (used in) investing activities	106,411	15,832,444	(3,318,921)
Financing activities:
Proceeds from stock options exercised by employees	600	26,786	142,618
Proceeds from paid-in capital of noncontrolling shareholders	4,466,000
Dividends paid to noncontrolling shareholders			(9,839,173)
Proceeds from Yinglibao Clients			31,764,134
Repayment of Yinglibao Clients		(19,083,181)	(12,365,167)
Net cash provided by (used in) financing activities	4,466,600	(19,056,395)	9,702,412
Effect of exchange rate changes	(93,906)	2,222,371	(4,734,152)
Net (decrease) increase in cash and cash equivalents	(28,235,370)	(27,906,491)	(17,099,052)
Cash, cash equivalents and restricted cash at beginning of the year	40,728,505	68,634,996	85,734,048
Cash, cash equivalents and restricted cash at end of the year	12,493,135	40,728,505	68,634,996
Supplemental disclosure of cash flow information
Income taxes paid	504,462	1,510,281	2,536,254
Reconciliation of cash, cash equivalents and restricted cash to the consolidated balance sheets:
Cash and cash equivalents	12,493,135	38,692,871	66,151,439
Restricted cash		2,035,634	2,483,557
Cash, cash equivalents and restricted cash at end of the year	$ 12,493,135	$ 40,728,505	$ 68,634,996